Alliance
Capital
Reserves

Alliance Capital [logo](R)

Semi-Annual Report
December 31, 2002
(unaudited)

STATEMENT OF NET ASSETS
December 31, 2002 (unaudited)                         Alliance Capital Reserves
================================================================================
  Principal
   Amount
   (000)      Security (a)                       Yield                Value
--------------------------------------------------------------------------------
              COMMERCIAL
              PAPER-45.3%
              American Express
$    50,000   1/23/03 (b) ................        1.34%         $    49,960,917
     14,000   1/24/03 (b) ................        1.34               13,988,535
              Aspen Funding Corp.
     68,000   4/14/03 ....................        1.34               67,741,827
              AWB Finance, Ltd.
     20,000   2/12/03 (b) ................        1.34               19,969,478
     15,000   3/18/03 (b) ................        1.35               14,957,812
              Bank of Ireland
    107,350   2/06/03 ....................        1.33              107,211,190
              Banque Caisse
              d'Eepargne L'Etat
    187,000   2/27/03 ....................        1.66              186,517,124
              Banque Caisse
              d'Epargne L'Etat
     64,000   3/17/03 ....................        1.33               63,825,031
     64,000   3/17/03 ....................        1.34               63,823,716
              Banque Generale
              Du Luxembourg
     10,000   2/03/03 ....................        1.32                9,988,267
     36,000   2/25/03 ....................        1.32               35,928,720
     64,000   2/25/03 ....................        1.34               63,871,360
              CBA (Finance)
              Delaware, Inc.
     58,000   2/18/03 ....................        1.31               57,900,804
              Clipper Receivables
              Corp.
     33,000   1/31/03 (b) ................        1.68               32,955,340
              Corporate Asset
              Funding Corp.
    125,000   3/04/03 (b) ................        1.32              124,720,417
     50,000   2/07/03 (b) ................        1.33               49,933,500
              Danske Corp.
     92,000   6/19/03 ....................        1.33               91,428,987
              Delaware Funding
              Corp.
     70,000   2/13/03 (b) ................        1.34               69,890,567
              Den Norske Bank
     64,000   2/10/03 ....................        1.33               63,907,787
     55,000   2/03/03 ....................        1.34               54,934,489
     55,000   3/03/03 ....................        1.35               54,876,708
              Depfa Bank Europe
     28,000   2/06/03 ....................        1.54               27,958,078
     70,000   2/28/03 ....................        1.65               69,817,125
     90,000   1/24/03 ....................        1.77               89,902,650
              Dexia CLF Finance Co.
     96,000   2/19/03 (b) ................        1.31               95,832,320
              Dresdner Bank
     64,000   2/25/03 ....................        1.36               63,869,440
     83,000   1/15/03 ....................        1.72               82,948,448
              Edison Asset Funding
     31,000   3/18/03 ....................        1.34               30,913,458
              Edison Asset
              Securitization
     75,000   3/20/03 (b) ................        1.33               74,786,646
              Fortis Funding
     15,000   3/19/03 (b) ................        1.32               14,958,200
              GE Capital
              International Funding
    100,000   2/07/03 (b) ................        1.54               99,846,000
     70,000   3/03/03 (b) ................        1.59               69,814,500
              General Electric
              Capital Corp.
     67,000   2/28/03 ....................        1.78               66,811,172
              Giro Balanced Funding
     40,000   2/18/03 ....................        1.80               39,906,000
              Glaxo Smithkline
              Finance Plc
     58,000   2/24/03 ....................        1.32               57,887,287
              Goldman Sachs
              Group, Inc.
    190,000   2/14/03 (b) ................        1.78              189,596,039
              Greenwich Funding
              Corp.
     44,000   1/24/03 (b) ................        1.72               43,953,751
              Hbos Treasury
              Services Plc
    100,000   3/28/03 ....................        1.32               99,688,333
    112,000   2/18/03 ....................        1.33              111,805,525
     63,000   3/13/03 ....................        1.33               62,837,075
     64,000   3/13/03 ....................        1.35               63,832,000
              HSBC Bank Plc
     64,000   3/26/03 ....................        1.35               63,800,800
     70,000   2/10/03 ....................        1.68               69,872,600
     66,000   2/18/03 ....................        1.71               65,852,655
     67,000   2/24/03 ....................        1.77               66,825,409
              ING Insurance
              Holdings, Inc.
     75,000   2/24/03 ....................        1.33               74,853,146
              J.P. Morgan Chase & Co.
     64,000   2/18/03 (b) ................        1.33               63,888,871
     75,000   2/25/03 (b) ................        1.33               74,850,375
              Landesbank
              Baden-Wurttemberg
     64,000   3/18/03 ....................        1.33               63,822,667

STATEMENT OF NET ASSETS (continued)                   Alliance Capital Reserves
================================================================================
  Principal
   Amount
   (000)      Security (a)                       Yield                Value
--------------------------------------------------------------------------------
              Landesbank Schleswig-
              Holstein Girozentrale
$    63,000   6/09/03 ....................        1.34%         $    62,629,490
     63,000   6/10/03 ....................        1.34               62,627,145
     66,000   4/15/03 ....................        1.64               65,691,257
     66,000   5/15/03 ....................        2.59               65,368,472
              Lexington Parker
              Capital Corp.
     66,000   1/13/03 (b) ................        1.75               65,964,708
              Merrill Lynch & Co.,
              Inc.
     57,478   2/21/03 ....................        1.69               57,343,086
              Morgan Stanley
              Dean Witter
     60,000   2/21/03 ....................        1.33               59,889,167
     33,000   3/26/03 ....................        1.33               32,898,809
     90,000   3/14/03 ....................        1.35               89,760,375
              National City Corp.
     40,000   2/20/03 ....................        1.32               39,928,133
     76,000   3/06/03 ....................        1.34               75,821,780
     67,000   2/03/03 ....................        1.61               66,904,116
              Newport Funding Corp.
     52,000   2/18/03 (b) ................        1.68               51,885,947
              Nordeutsche
              Landesbank
     63,000   3/10/03 ....................        1.33               62,844,058
     80,000   3/18/03 ....................        1.33               79,778,333
              Northern Rock Plc
     85,000   4/15/03 ....................        1.33               84,676,551
     64,000   3/05/03 ....................        1.34               63,852,302
              Preferred Receivables
              Funding
     76,800   2/06/03 ....................        1.33               76,700,693
              Prudential Plc
     34,000   1/28/03 ....................        1.32               33,967,587
              Rabobank Nederland
     45,000   1/28/03 ....................        1.33               44,956,775
              Receivables Capital
              Corp.
     29,749   2/13/03 (b) ................        1.34               29,702,492
    112,000   2/07/03 (b) ................        1.35              111,848,800
              San Paolo IMI Corp.
    119,000   1/31/03 ....................        1.33              118,872,505
              Scaldis Capital Llc
     25,000   4/15/03 ....................        1.35               24,903,437
     28,000   5/30/03 ....................        1.36               27,843,449
              Societe Generale
              N.A., Inc.
     93,000   2/25/03 ....................        1.33               92,814,465
     48,000   3/18/03 ....................        1.34               47,866,500
              Southtrust Bank NA
     66,000   1/31/03 ....................        1.69               65,999,471
              Tasmanian Public
              Finance Corp.
     50,000   3/06/03 ....................        1.33               49,883,625
              Toronto Dominion
              Bank
     63,000   4/23/03 ....................        1.34               62,740,676
              Unicredito Delaware,
              Inc.
     67,000   3/13/03 ....................        1.33               66,826,730
              Variable Funding
              Capital Corp.
     80,000   2/14/03 (b) ................        1.33               79,872,911
              Wells Fargo Corp.
     72,000   2/13/03 ....................        1.32               71,889,120
     72,000   2/12/03 ....................        1.33               71,890,940
              Windmill Funding
              Corp.
     38,000   3/12/03 ....................        1.33               37,903,132
     15,000   2/27/03 ....................        1.35               14,968,500
                                                                 --------------

              Total Commercial Paper
              (amortized cost
              $5,518,378,683).............                        5,518,378,683
                                                                 --------------

              CERTIFICATES OF
              DEPOSIT-25.0%
              Abbey National
              Treasury Services Plc
     67,000   1.33%, 2/18/03 .............        1.33               67,000,000
     98,000   1.78%, 1/27/03 .............        1.78               98,000,000
              Bank of Montreal
     94,000   1.31%, 2/26/03 .............        1.31               94,000,000
              Bank of Nova Scotia
     75,000   1.30%, 3/26/03 .............        1.30               75,000,000
     64,000   1.33%, 2/26/03 .............        1.33               64,000,000
              Barclays Bank Plc
    137,630   1.32%, 2/14/03 .............        1.31              137,631,279
              Canadian Imperial
              Bank
    116,000   1.32%, 2/12/03 .............        1.32              116,000,000
     70,000   1.60%, 2/04/03 .............        1.60               70,000,000
              Citibank NA
     44,000   1.32%, 2/24/03 .............        1.32               44,000,000
     56,000   1.34%, 3/18/03 .............        1.34               56,000,000
    106,000   1.71%, 2/03/03 .............        1.71              106,000,000
              Credit Agricole
              Indosuez FRN
    180,000   1.33%, 6/30/03 .............        1.38              179,958,966
     50,000   2.22%, 2/20/03 .............        1.33               50,111,956

                                                      Alliance Capital Reserves
================================================================================
  Principal
   Amount
   (000)      Security (a)                       Yield                Value
--------------------------------------------------------------------------------
              Landesbank
              Baden-Wurttemberg
$   130,000   1.78%, 1/31/03 .............        1.77%         $   130,000,521
              Landesbank
              Hessen-Thueringen
    120,000   1.33%, 2/20/03 .............        1.33              120,000,000
              Lloyds Bank Plc
    126,000   1.32%, 3/17/03 .............        1.32              126,000,000
     64,000   1.33%, 2/25/03 .............        1.33               64,000,000
     66,000   1.67%, 2/13/03 .............        1.67               66,000,000
     40,000   1.69%, 3/31/03 .............        1.64               40,004,776
              M & I Marshall
              & Iisley Bank
     90,000   1.32%, 3/18/03 .............        1.32               90,000,000
              Natexis Banque
     50,000   1.32%, 2/18/03 .............        1.32               50,000,000
     37,000   1.54%, 2/06/03 .............        1.33               37,007,525
     32,000   1.67%, 2/14/03 .............        1.33               32,012,875
              Nordeutsche
              Landesbank
     66,000   1.69%, 1/31/03 .............        1.69               66,000,000
     59,000   2.87%, 3/25/03 .............        2.90               58,996,738
              Rabobank Nederland
     59,000   2.76%, 3/24/03 .............        3.00               58,969,728
              Region's Bank
     26,000   1.31%, 3/31/03 .............        1.31               26,000,000
              Royal Bank Scotland
              Plc
    170,000   1.33%, 2/10/03 .............        1.33              170,000,000
     74,000   2.83%, 3/19/03 .............        2.85               73,996,963
              San Paolo IMI Corp.
     64,000   1.34%, 3/05/03 .............        1.34               64,000,000
              Svenska
              Handelsbanken
    100,000   1.31%, 3/31/03 .............        1.31              100,000,000
     75,000   1.32%, 3/12/03 .............        1.32               75,000,000
              Wells Fargo Bank
    157,000   1.32%, 2/28/03 .............        1.29              157,007,406
              Westdeutsche
              Landesbank
              Girozentrale
    182,000   1.36%, 6/16/03 .............        1.36              182,000,000
              Westpac Bank
     94,000   1.32%, 3/11/03 .............        1.32               94,000,000
                                                                 --------------

              Total Certificates
              of Deposit
              (amortized cost
              $3,038,698,733) ............                        3,038,698,733
                                                                 --------------

              U.S. GOVERNMENT
              AGENCIES-24.9%
              Federal Home Loan
              Bank
    400,000   1.49%, 3/19/03 FRN .........        1.49              400,000,000
    100,000   10/30/03 ...................        1.70              100,000,000
    120,000   11/10/03 ...................        1.76              120,000,000
    344,250   9/15/03 ....................        1.80              344,250,000
    187,000   10/28/03 ...................        1.85              187,000,000
    149,000   9/16/03 ....................        1.96              149,000,000
              Federal Home Loan
              Mortgage Corp.
    170,000   12/05/03 ...................        1.75              170,000,000
              Federal National
              Mortgage Association
              FRN
    700,000   1.27%, 3/27/03 .............        1.35              699,871,870
    560,000   1.48%, 5/05/03 .............        1.56              559,853,901
              Student Loan Marketing
              Association FRN
    300,000   1.58%, 8/21/03 .............        1.59              299,981,584
                                                                 --------------

              Total U.S. Government
              Agencies
              (amortized cost
              $3,029,957,355) ............                        3,029,957,355
                                                                 --------------

              CORPORATE
              OBLIGATIONS-3.4%
              Aid Housing Guaranty
              Project Portugal FRN
     8,750    1.91%, 12/01/16 ............        1.91                8,750,000
              Beta Finance, Inc. MTN
    66,000    2.60%, 5/15/03 (b) .........        2.70               65,976,266
              Dorada Finance Inc.
              MTN
    58,000    2.80%, 3/17/03 (b) .........        2.80               58,000,000
              Merrill Lynch &
              Co., Inc.
    59,000    2.45%, 3/25/03 .............        2.45               59,000,000
              Metlife Funding
              Agreement
   100,000    1.49%, 7/01/03 .............        1.49              100,000,000
              Sigma Finance, Inc.
              FRN MTN
    60,000    1.41%, 5/01/03 (b) .........        1.42               59,998,039
    65,000    1.74%, 7/15/03 (b) .........        1.75               64,996,545
                                                                 --------------

              Total Corporate
              Obligations
              (amortized cost
              $416,720,850) ..............                          416,720,850
                                                                 --------------

STATEMENT OF NET ASSETS
December 31, 2002 (unaudited)                         Alliance Capital Reserves
================================================================================
  Principal
   Amount
   (000)      Security (a)                       Yield                Value
--------------------------------------------------------------------------------
              TIME DEPOSIT-0.9%
              Royal Bank of Canada
$   112,000   1.33%, 1/02/03
              (amortized cost
              $112,000,000) ..............        1.33%         $   112,000,000
                                                                 --------------

              REPURCHASE
              AGREEMENTS-0.4%
              State Street Bank
              and Trust Co.
     10,000   1.00%, dated 12/31/02,
              due 1/02/03 in the
              amount of $10,000,556
              (cost $10,000,000;
              collateralized by
              $10,200,000
              U.S. Treasury Note,
              2.00%, due 11/30/04,
              value $10,302,000) .........        1.00               10,000,000

              State Street Bank
              and Trust Co.
     32,300   1.18%, dated 12/31/02,
              due 1/02/03 in the
              amount of $32,302,117
              (cost $32,300,000;
              collateralized by
              $32,945,000
              U.S. Treasury Note,
              2.00%, due 11/30/04,
              value $33,274,450) .........        1.18               32,300,000
                                                                 --------------
              Total Repurchase
              Agreements
              (amortized cost
              $42,300,000) ...............                           42,300,000
                                                                 --------------

              TOTAL
              INVESTMENTS-99.9%
              (amortized cost
              $12,158,055,621) ...........                       12,158,055,621
              Other assets less
              liabilities-0.1% ...........                           18,183,705
                                                                 --------------

              NET ASSETS-100%
              (offering and redemption
              price of $1.00 per share;
              12,176,493,977 shares
              outstanding) ...............                      $12,176,239,326
                                                                 ==============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, these securities amounted to $1,759,890,803 representing 14.5% of net assets.

      Glossary of Terms:

      FRN - Floating Rate Note
      MTN - Medium Term Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2002 (unaudited)        Alliance Capital Reserves
================================================================================

INVESTMENT INCOME
         Interest ..................................................                  $ 116,325,554
EXPENSES
         Advisory fee (Note B) .....................................   $ 29,501,141
         Distribution assistance and administrative service (Note C)     26,700,270
         Transfer agency (Note B) ..................................      5,615,285
         Printing ..................................................        671,664
         Custodian fees ............................................        421,245
         Registration fees .........................................        131,000
         Audit and legal fees ......................................        112,409
         Trustees' fees ............................................          9,100
         Miscellaneous .............................................         36,200
                                                                       ------------

         Total expenses ............................................                     63,198,314
                                                                                      -------------

         Net investment income .....................................                     53,127,240
REALIZED GAIN ON INVESTMENTS
         Net realized gain on investment transactions ..............                        214,781
                                                                                      -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .........................                  $  53,342,021
                                                                                      =============

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                Six Months Ended      Year Ended
                                                                December 31, 2002      June 30,
                                                                  (unaudited)            2002
                                                                  -----------        -----------
INCREASE IN NET ASSETS FROM OPERATIONS
         Net investment income ...........................      $  53,127,240       $212,499,253
         Net realized gain on investment transactions.....            214,781            202,408
                                                               ----------------    ---------------

         Net increase in net assets from operations ......         53,342,021        212,701,661
DIVIDENDS TO SHAREHOLDERS FROM
         Net investment income ...........................        (53,127,240)      (212,499,253)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
         Net decrease (Note E) ...........................       (821,970,774)      (407,618,780)
                                                               ----------------    ---------------

         Total decrease ..................................       (821,755,993)      (407,416,372)
NET ASSETS
         Beginning of period .............................     12,997,995,319     13,405,411,691
                                                              ----------------    ---------------

         End of period ...................................   $ 12,176,239,326    $12,997,995,319
                                                             ================    ================

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2002 (unaudited)                         Alliance Capital Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves (the "Portfolio") and Alliance Money Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. Repurchase Agreements

It is the Portfolio's policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the Portfolio may be delayed or limited.

--------------------------------------------------------------------------------
NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the six months ended December 31, 2002.

The Portfolio compensates Alliance Global Investor Services, Inc., ("AGIS"), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $2,139,722 for the six months ended December 31, 2002.

For the six months ended December 31, 2002, the Portfolio's expenses were reduced by $15,018 under an expense offset arrangement with AGIS.

                                                      Alliance Capital Reserves
================================================================================
NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2002, the distribution fee amounted to $16,122,019. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2002, such payments by the Portfolio amounted to $10,578,251, a portion of which was paid to the Adviser.

--------------------------------------------------------------------------------
NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders

At December 31, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2002, the Portfolio had a capital loss carryforward of $431,178, of which $311,844 expires in 2003, $106,987 expires in 2004, $887 expires in 2005, $2,275 expires in 2006 and $9,185 expires in the year 2007. To the extent that any net capital loss carryforward is used to offset future cap ital gains, it is probable that these gains will not be distributed to shareholders.

--------------------------------------------------------------------------------
NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At December 31, 2002, capital paid-in aggregated $12,176,493,915. Transactions, all at $1.00 per share, were as follows:

                                             Six Months Ended     Year Ended
                                             December 31, 2002      June 30,
                                               (unaudited)           2002
                                              ==============    ===============
Shares sold ...............................    8,332,639,072     18,135,061,379
Shares issued on reinvestments of dividends       53,127,240        212,499,253
Shares redeemed ...........................   (9,207,737,086)   (18,755,179,412)
                                              --------------    ---------------

Net decrease ..............................     (821,970,774)      (407,618,780)
                                              ==============    ===============

FINANCIAL HIGHLIGHTS                                   Alliance Capital Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                        Six Months
                                           Ended
                                        December 31,                       Year Ended June 30,
                                            2002         -----------------------------------------------------
                                        (unaudited)        2002       2001        2000        1999       1998
                                          -------        -------     ------     -------     -------     ------

Net asset value, beginning of period ..   $  1.00        $  1.00     $ 1.00     $  1.00     $  1.00     $ 1.00
                                          -------        -------     ------     -------     -------     ------

Income from Investment Operations
Net investment income .................      .004           .016       .051        .049        .043       .047
                                          -------        -------     ------     -------     -------     ------

Less: Dividends
Dividends from net investment income ..     (.004)         (.016)     (.051)      (.049)      (.043)     (.047)
                                          -------        -------     ------     -------     -------     ------

Net asset value, end of period ........   $  1.00        $  1.00     $ 1.00     $  1.00     $  1.00     $ 1.00
                                          =======        =======     ======     =======     =======     ======

Total Return
Total investment return based on
  net asset value (a) .................       .41%          1.58%      5.18%       4.97%       4.40%      4.83%
Ratios/Supplemental Data
Net assets, end of period (in millions)   $12,176        $12,998     $3,405     $10,182     $10,278     $8,015
Ratio to average net assets of:
        Expenses ......................       .98%(b)       1.00%      1.00%       1.00%        .99%      1.00%
        Net investment income .........       .82%(b)       1.58%      4.99%       4.88%       4.29%      4.71%

--------------------------------------------------------------------------------

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(b)   Annualized.

                                                       Alliance Capital Reserves
--------------------------------------------------------------------------------
Alliance Capital Reserves
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES
John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS
John D. Carifa, Chairman
Susan L. Matteson, President
Andrew M. Aran, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Raymond J. Papera, Senior Vice President
Kenneth T. Carty, Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph Dona, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
        Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------
(1) Members of the Audit Committee.

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

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

Alliance Capital Reserves
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Capital Reserves, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

Option 1  Option 2

Fund Code 3 9 #

For non-touch-tone telephones, call toll-free (800) 221-9513

Alliance Capital [LOGO](R)

These registered service marks used under license from the owner, Alliance Capital Management L.P.

ACRSR1202